Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accrued interest, related parties	$ 34,656	$ 99,425	$ 56,628
Notes payable, discount		$ 0	$ 48,942
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	15,000,000	15,000,000	15,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	153,698,043	119,118,513	94,661,566
Common stock, shares outstanding	153,698,043	119,118,513	94,661,566
Common stock issuable, shares		4,500,000	4,500,000
Convertible Note Payable [Member]
Notes payable, discount	$ 0	$ 675,443	$ 0